Schedule Of Warrant continuity (Details) - Warrant Continuity [Member] - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2024
IfrsStatementLineItems [Line Items]
Warrant Continuity	1,754,340	912,841
Reimbursement rights related to defined benefit obligation, at fair value at beginning of period	$ 3,259	$ 1,489
Warrant Exercised	(841,499,000)
Fair Value Warrant Exercised	$ (1,409)
Fair Value Adjustment	$ (361)	$ (1,334)
Warrant Continuity	912,841	912,841
Reimbursement rights related to defined benefit obligation, at fair value at end of period	$ 1,489	$ 155